ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	$ 928	$ 1,370
Interest expense on lease liabilities	$ 63	$ 69